3 Application of critical estimates and judgments	12 Months Ended
Dec. 31, 2019
Application Of Critical Estimates And Judgments
Application of critical estimates and judgments

3	Application of critical estimates and judgments

Critical estimates and judgments are those that require the most difficult, subjective or complex judgments by management, usually as a result of the need to make estimates that affect issues that are inherently uncertain. Estimates and judgments are continually reassessed and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results can differ from planned results due to differences in the variables, assumptions or conditions used in making estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

3.1	Judgments

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements include the following:

(a)	Note 14.b – Leasing: if the Company is reasonably sure of exercising options to extend the lease term.

3.2	Uncertainties about assumptions and estimates

Information about assumptions and estimation uncertainties at December 31, 2019 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are as follows:

3.2.1	Deferred income tax (“IR”) and social contribution (“CSL”)

The recognition and the amount of deferred taxes assets depend on the generation of future taxable income, which requires the use of an estimate related to the Company’s future performance. These estimates are included in the business plan, which is annually prepared by the Executive Board and submitted to the Board of Directors for approval. This plan uses as main variables projections for the price of the products manufactured by the Company, price of inputs, growth of the gross domestic product of each country where the Company operates, exchange variation, interest rate, inflation rate and fluctuations in the supply and demand of inputs and finished products. In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by specialized third party consulting firms, which are reviewed and supplemented based on Management´s experience.

Information on deferred income tax and social contribution is presented in Note 22(c).

3.2.2	Useful life of assets

The Company recognizes the depreciation, amortization and depletion of its tangible and intangible assets with estimated useful life approved by the Company’s technicians with experience in the management of Braskem’s plants. The useful lives of assets are reviewed at the end of every year by the Company’s technicians in order to check whether they need to be changed.

The main factors that are taken into consideration in the definition of the useful life of the assets that compose the Company’s industrial plants are the information of manufacturers of machinery and equipment, level of the plants’ operations, quality of preventive and corrective maintenance and the prospects of technological obsolescence of assets.

The Company’s management also decided that (i) depreciation should cover all assets value because when the equipment and installations are no longer operational, the sales amount is close to the residual value; and (ii) land is not depreciated because it has an indefinite useful life.

The useful lives applied to the assets determined the following average (%) depreciation, amortization and depletion rates:

	2019	2018
Buildings and improvements	3.42	3.42
Machinery, equipment and installations	8.01	8.04
Mines and wells	8.70	8.84
Furniture and fixtures	10.00	10.03
IT equipment	20.04	20.13
Lab equipment	9.45	9.53
Security equipment	9.45	9.72
Vehicles	16.90	17.83
Other	18.23	18.82

Information on property, plant and equipment is presented in Note 12.

3.2.3	Impairment test and analysis

(a)	Tangible and intangible assets with definite useful lives

Annually, or whenever there is any indication that the value of the asset could be impaire, the Company conducts an analysis to determine the existence of any indication that the book balance of tangible and intangible assets with definite useful lives may not be recoverable. This analysis is conducted to assess the existence of scenarios that could adversely affect its cash flow and, consequently, its ability to recover the investment in such assets. These scenarios arise from issues of a macroeconomic, legal, competitive or technological nature.

Some significant and notable aspects considered by the Company in this analysis include: (i) the possibility of an oversupply of products manufactured by the Company or of a significant reduction in demand due to adverse economic factors; (ii) the prospects of material fluctuations in the prices of products and inputs; (iii) the likelihood of the development of new technologies or raw materials that could materially reduce production costs and consequently impact sales prices, ultimately leading to the full or partial obsolescence of the industrial facilities of the Company; and (iv) changes in the general regulatory environment that make the production process of Braskem infeasible or that significantly impact the sale of its products. For this analysis, the Company maintains an in-house team with a strategic vision of the business. If the aforementioned variables indicate any material risk to cash flows, the Management of Braskem conducts impairment tests in accordance with Note 3.2.3(b).

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs (“Cash Generating Units”).

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. The fair value less costs of disposal is estimated using discounted cash flows and discount rate in an orderly transaction between market participants at the measurement date under current market conditions, less incremental costs directly attributable to the disposal.

Impairment loss is recognized in profit or loss if the book value of the asset or CGU exceeds its recoverable value. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (or group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (or group of CGUs) on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

When identifying whether cash inflows from an asset (or group of assets) are largely independent of cash inflows from other assets (or groups of assets), the Company considers several factors, such as: product lines, individual locations and the way Management monitors and makes decisions about the continuity of the entity's operations.

At December 31, 2019, assets are grouped according to the following CGUs:

Brazil:

·	CGU Northeastern petrochemical complex (NE): represented by assets of the ethylene, PE plants located in the Northeast region;
·	CGU Vinyls: represented by assets of PVC and chlorine soda plants located in Brazil;
·	CGU Southern petrochemical complex (South): represented by assets of the ethylene, propylene, PE and PP plants, located in the South region;
·	CGU Rio de Janeiro petrochemical complex (RJ): represented by assets of the ethylene, propylene, PE and PP plants, located in Rio de Janeiro state;
·	CGU São Paulo petrochemical complex (SP): represented by assets of the ethylene and PE plants, located in the cities of Santo André and Cubatão;
·	CGU Paulínia: represented by assets of the PP plant;
·	CGU ABC, greater São Paulo region: represented by assets of the PP plant.

United States and Europe:

·	CGUs Polypropylene USA: there are 5 PP plants located in the United States, the assets of each plant represent a UGC;
·	CGUs Polypropylene Europe: there are 2 PP plants located in Germany, each plan represents a UGC.

Mexico:

·	CGU Mexico: represented by the assets of the ethylene and PE plants located in Mexico.

(b)	Intangible assets with indefinite useful lives

The balances of goodwill arising from business combinations are tested for impairment once a year. Goodwill from business combination is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

These tests are based on the projected cash flow in each CGU or groups of CGUs, which are extracted from the business plan of the Company for a five-year period, mentioned in Note 3.2.1, and the Management plan for a period greater than 5 years to reflect  industry cycle patterns, in a total projection period of 10 years. Perpetuity is also calculated based on the long-term vision and excluding real growth. Cash flows and perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (“WACC”).

Goodwill and results of impairment tests are presented in Note 13(a) and (b).

3.2.4	Provisions and contingencies

Provisions are recorded when there is a present obligation (legal or constructive) as a result of a past event, and it is more likely than not that an outflow of resources will be required to settle the obligation.

Contingent liabilities are mainly related to discussions in the judicial and administrative spheres arising from primarily labor, corporate claims, civil and tax lawsuits.

The Management of Braskem, based on its assessment and of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

(i)	Probable loss – these are proceedings for which there is a higher probability of loss than of a favorable outcome;

(ii)	Possible loss - these are proceedings for which the possibility of loss is greater than remote and lesser than probable. For these claims, the Company does not recognize a provision and discloses the most significant matters in Note 24.2.

The provision for labor, corporate claims, civil and tax lawsuits correspond to the value of the claims plus charges by the estimated value of probable losses. On the acquisition date in business combination operations, in accordance with IFRS 3, a contingent liability is recorded when it represents a present obligation.

The Company’s management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following: (i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the proceeding involving the Company, without any disbursement or without implying the need of any financial settlement of the proceeding; and (ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

The Company’s contingencies are presented in Note 24.

3.2.5	Provision of expenses – Geological event in Alagoas

The provision arises from actions and security measures based on studies and dealings with the competent authorities as of the Term of Agreement to Support the Realocation of People in Risk Areas (“Term”), disclosed in Note 26.1 (i).

The actions for closure and monitoring wells and support the evacuation of residents of the protection area involve various estimates in determining the future expenses for implementation of these measures. Therefore, factors such as the time taken to execute the action plans, results of future studies experts, changes in the structure of the wells, the outcome of ongoing legal actions, among others, may result in a material impact on the amount of the provision.

3.2.6	Derivative and non-derivative financial instruments

(a)	Fair value of derivative and non-derivative financial instruments

The Company evaluates the derivative financial instruments at their fair value and the main sources of information are the stock exchanges, commodities and futures markets, disclosures of the Central Bank of Brazil and quotation services like Bloomberg and Reuters. Nevertheless, the volatility of the foreign exchange and interest rate markets in Brazil has been causing significant changes in future rates and interest rates over short periods of time, leading to significant changes in the market value of swaps and other financial instruments.

The fair values of non-derivative, quoted financial instruments are based on current bid prices. If the market for a financial asset and for unlisted securities is not active, the Company establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models that make maximum use of market inputs and rely as little as possible on information provided by the Company’s Management.

Information on derivative and non-derivative financial instruments is presented in Note 20.

(b)	Hedge accounting

The Company designated non-derivate financial liabilities in foreign currency to hedge the future cash flows generated by its exports. This decision was based on two important concepts and judgments: (i) the performance of exports according to its business plan, which are inherent to the market and business where it operates, and (ii) the ability of the Company to refinance its liabilities in U.S. dollar, since the priority financing in U.S. dollar is part of the Company’s guidelines and strategy and the maintenance of a minimum level of net liabilities in U.S. dollar is envisaged in the Financial Policy of the Company.

The subsidiary Braskem Idesa designated all of the financing it obtained from financial institutions for the construction of its industrial plant to protect part of its sales to be made in the same currency as said financing, the U.S. dollar. The sales estimate is included in the project that was presented to the banks/lenders, which, due to the consistency of the projection, granted Braskem Idesa a financing line should be paid exclusively using the cash generated by these sales. All the commercial considerations of the project were based on market studies conducted by expert consulting firms during the feasibility-analysis phase, reviewed and approved by Management of the Company.

All hedge transactions conducted by the Company are in compliance with the accounting procedures and practices adopted by Braskem, and effectiveness tests are conducted for each transaction every quarter, which prove the effectiveness of its hedge strategy.

The Company determined that hedged items for the Braskem S.A. and the subsidiary Braskem Idesa will be characterized by the first sales in U.S. dollars in each quarter until the amount designated for each period is reached (Note 20.4(a.i) and 20.4(a.ii), respectively). The liabilities designated for hedge will be aligned with the hedging maturity schedule and the Company’s financial strategy.

According to the Financial Policy, the Company may contract derivatives (swaps, NDFs, options, etc.) to hedge against the volatility of the foreign exchange and interest rates. These derivatives may be designated for hedge accounting based on the judgment of Management and when such designation is expected to significantly improve the demonstration of the compensatory effect on the fluctuations in the items protected by the hedge. The Company currently has derivatives designated for cash flow hedge accounting, as reported in Note 20.3.